Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Central Index Key	0000356682
Amendment Flag	false
Document Creation Date	Oct. 03, 2017
Document Effective Date	Oct. 03, 2017
Prospectus Date	Oct. 03, 2017
Calvert Equity Portfolio | Class A
Risk/Return:
Trading Symbol	CSIEX
Calvert Equity Portfolio | Class C
Risk/Return:
Trading Symbol	CSECX
Calvert Equity Portfolio | Class Y
Risk/Return:
Trading Symbol	CIEYX
Calvert Equity Portfolio | Class I
Risk/Return:
Trading Symbol	CEYIX
Calvert Equity Portfolio | Class R6
Risk/Return:
Trading Symbol	CEYRX
Calvert Bond Portfolio | Class A
Risk/Return:
Trading Symbol	CSIBX
Calvert Bond Portfolio | Class C
Risk/Return:
Trading Symbol	CSBCX
Calvert Bond Portfolio | Class Y
Risk/Return:
Trading Symbol	CSIYX
Calvert Bond Portfolio | Class I
Risk/Return:
Trading Symbol	CBDIX
Calvert Bond Portfolio | Class R6
Risk/Return:
Trading Symbol	CBORX